ANNUAL REPORT



                                                               December 31, 1999


MUTUAL EUROPEAN FUND






[FRANKLIN TEMPLETON LOGO]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

[PHOTO]

PETER A. LANGERMAN
Chief Executive Officer
Franklin Mutual Advisers, Inc.


[PHOTO]

ROBERT L. FRIEDMAN
Chief Investment Officer
Franklin Mutual Advisers, Inc.

SHAREHOLDER LETTER


--------------------------------------------------------------------------------
Your Fund's Goal: Mutual European Fund seeks capital appreciation, with income as a secondary objective, by investing primarily in common and preferred stocks, bonds, and convertible securities. The fund normally will have at least 65% of its invested assets in the securities of issuers organized under the laws of, or whose principal business operations or at least 50% of whose revenue is earned from, European countries.
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to bring you this annual report of the Mutual European Fund for the 12 months ended December 31, 1999 - a great year for the fund. During the reporting period, Europe's overall economy experienced many changes as it expanded dramatically. Things got off to a relatively weak start, marred by spotty economic recovery, Y2K anxiety, and enormous pressure on the governments of European Monetary Union members to make the introduction of the euro work. But aided by mergers, rising corporate earnings and low inflation, the region's equity markets bounced back with alacrity after a few months.



CONTENTS

Shareholder Letter .........       1

Performance Summary ........       6

Financial Highlights &
Statement of Investments ...      10

Financial Statements .......      18

Notes to Financial
Statements .................      22

Independent Auditors' Report      30

Tax Designation ............      31


[PYRAMID GRAPHIC]


You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 14 of this report.

TOP 5 INDUSTRIES*
12/31/99

                                % OF TOTAL
INDUSTRY                        NET ASSETS
------------------------------------------
Multi-Industry                    37.1%

Business & Public Services         9.1%

Health & Personal Care             7.1%

Broadcasting & Publishing          6.8%

Machinery & Engineering            5.4%


TOP 10 COUNTRIES*
12/31/99

                    % OF TOTAL
COUNTRY             NET ASSETS
------------------------------
France                34.0%

Sweden                20.0%

United Kingdom         8.2%

Italy                  6.6%

Spain                  5.9%

Finland                5.3%

Portugal               4.6%

Germany                1.8%

New Zealand            1.2%

Switzerland            1.1%


*Based on equity securities.

Investors' appetites for European stocks continued to grow throughout the year even though the European Central Bank (ECB) appeared ready to raise interest rates as a stopgap measure against inflation, and members and aspiring members of the European Union had to adopt a panoply of laws governing trade, social issues and democratic institutions in a monumental effort to support the idea of a borderless, open market economy. Within this environment, Mutual European Fund
- Class Z delivered a 46.81% one-year cumulative total return as shown in the Performance Summary on page 6, significantly outperforming the 17.35% return of the Morgan Stanley Capital International (MSCI(R)) All Countries -European Index for the same period.(1)

The fund's impressive performance was achieved due to solid performance by many of our holdings. After an intensive review of the portfolio at the outset of 1999, we realized that some of the best opportunities in Europe were already represented in the fund - they just needed to be bigger to produce significant contributions to the total return. As you look through the portfolio, you will see a high concentration in France. Lagardere SCA, the French defense and media conglomerate, is just one of the opportunities we found there. A family-controlled business at the center of the defense consolidation taking place in Europe, Lagardere also controls Hachette Filipacchi, the publishing company that runs a diverse stable of magazines from Elle to Car and Driver. Lagardere was up 33% (in U.S.



(1) Source: Standard & Poor's Micropal. The MSCI All Countries - Europe Index represents 21 developed and emerging markets in Europe. The 15 European countries classified as developed are Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the U.K. The six European countries classified as emerging markets are the Czech Republic, Greece, Hungary, Poland, Russia, and Turkey. The MSCI Indexes define the local market for each country by constructing a matrix of all listed securities, sorting the matrix by industry, and seeking to capture 60% of the market capitalization for each group by selecting the most investable stocks in each industry. The index applies full market capitalization weights to each included stock. Change in value measures price appreciation only and includes reinvested dividends. One cannot invest directly in an index.

dollar terms) for 1999, and was also our largest position. We believe the company will continue to transform itself from a defense company into a media powerhouse.

Another strong performer was Aventis SA, which rose 16% (in U.S. dollar terms) over the course of 1999. Aventis is the product of the merger of Rhone-Poulenc, the large French pharmaceutical company, and Hoechst, the German health care and chemicals conglomerate. Since both companies disposed of their chemical assets following the merger, Aventis became a purely life sciences company dealing in pharmaceuticals. Separately, these companies have consistently disappointed the market, but are examples of the exact type of unloved, under-followed companies we look for, and in our opinion, the new team running Aventis has a golden opportunity to turn this company into a well-run business. Modern Times Group AB
(MTG) was another strong performer, gaining over 238% (in U.S. dollar terms) for the period under review. MTG now owns the largest collection of media assets in the Nordic region, including newspapers, radio and television.

After experiencing yet another year in which growth investing appeared to be far more popular than value investing, you may ask if value investing is dead. Our answer is "definitely not!" We believe that by continuing to search for cheap, out-of-favor stocks, we will be able to find plenty to keep us busy across Europe. We have seen a significant amount of mergers and acquisitions, industry consolidation, and restructuring as companies realize they must refocus to survive in this new world of globalization. The old days are over. No longer are large companies like Societe Elf Aquitaine SA or Rhone-Poulenc controlled by the French government with mandates to employ as many people as possible rather than focus on profits and



TOP 10 HOLDINGS
12/31/99

COMPANY,                                   % OF TOTAL
INDUSTRY, COUNTRY                          NET ASSETS
-----------------------------------------------------
Lagardere SCA,                                7.5%
Multi-Industry, France

Aventis SA,                                   7.1%
Health & Personal Care,
France

Modern Times Group AB,                        5.9%
Broadcasting & Publishing,
Sweden

Suez Lyonnaise des Eaux SA,                   5.8%
Business & Public Services,
France

Cir Cie Industriali
Riunite SpA, Torino                           5.7%
Multi-Industry, Italy

Investor AB, A&B,                             5.0%
Multi-Industry, Sweden

Corporacion Financiera
Alba SA,                                      4.9%
Multi-Industry, Spain

Perlos OYJ,                                   4.0%
Electrical & Electronics,
Finland

Invik & Co. AB, B,                            3.8%
Multi-Industry, Sweden

Compagnie Generale
D'Industrie et de Participation,              3.3%
Multi-Industry, France

PORTFOLIO BREAKDOWN
Based on Total Net Assets
12/31/99

Equities                                   90.4%
Bonds                                       1.1%
Government Agencies & Other Net Assets      8.5%


running the business. A new era started in the early nineties with the privatization of many companies across Europe. Now that the next wave is occurring, and new managers are breaking with past traditions and thinking about their shareholders, we think it's a wonderful time to be an investor in Europe.

We appreciate your continued participation in Mutual European Fund, and will strive to provide the best risk-adjusted returns possible. We welcome your comments and suggestions, either through regular mail or by e-mail at mutualseries@frk.com.



Sincerely,


/s/ Robert L. Friedman


Robert Friedman,
Chief Investment Officer


--------------------------------------------------------------------------------
In February 2000, Robert Friedman and Jae Chung assumed primary responsibility for investments in Mutual European Fund.

ROBERT FRIEDMAN is the chief investment officer of the Mutual Series funds and senior vice president of Franklin Mutual Advisers, Inc. Mr. Friedman is also co-portfolio manager of Mutual European Fund.

Prior to joining Heine Securities Corporation (predecessor of Franklin Mutual Advisers, Inc.) in August 1988, Mr. Friedman was vice president of corporate finance for a family-owned holding company in Georgia.

Mr. Friedman attended Johns Hopkins University, where he received a bachelor of arts degree in humanities. Mr. Friedman also holds an MBA with a concentration in finance from Wharton School of Business at the University of Pennsylvania.

JAE CHUNG is co-portfolio manager of Mutual Discovery Fund and Mutual European Fund. He specializes in the analysis of foreign securities.

Prior to joining Heine Securities (predecessor of Franklin Mutual Advisers) in September 1996, Mr. Chung was a financial analyst for Oakmont Corporation.

Mr. Chung holds a bachelor of arts degree from Yale University.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The fund generally expects to hedge against currency risk where feasible and to the extent possible. The fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings or liquidations. It is important to remember that the fund may invest in lower-rated "junk bonds," which entail higher credit risks, as well as in foreign securities involving risks such as political uncertainty or fluctuations in foreign exchange rates in areas where the fund invests.

It is also important to note that stocks offer the potential for long-term gains but can be subject to short-term up and down price movements. Securities of companies involved in mergers, liquidations and reorganizations, and distressed/bankruptcy investments, involve higher credit risks. These and other risks are discussed in the prospectus, which you should review before making an investment decision.

This discussion reflects our views, opinions and portfolio holdings as of December 31, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which may affect our strategies and the fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS Z: No initial sales charge or Rule 12b-1 fees and are available only to certain investors, as described in the prospectus.

CLASS A (formerly Class I): Subject to the current, maximum 5.75% initial sales charge.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C (formerly Class II): Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

For all share classes, the fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total returns would have been lower.
--------------------------------------------------------------------------------


Mutual European Fund paid distributions derived from long-term capital gains of $0.5253 per share in December, 1999. The fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852
(b)(3).


ONE-YEAR PERFORMANCE SUMMARY
AS OF 12/31/99

One-year total return does not include sales charges. Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


CLASS Z
One-Year Total Return               46.81%
Net Asset Value (NAV)               (12/31/99) $16.89           (12/31/98) $12.54
Change in NAV                       +$4.35
Distributions (1/1/99-12/31/99)     Dividend Income             $0.5014
                                    Long-Term Capital Gain      $0.5253
                                    Short-Term Capital Gain     $0.3648
                                    -----------------------------------
                                    Total                       $1.3915

CLASS A
One-Year Total Return               46.05%
Net Asset Value (NAV)               (12/31/99) $16.75           (12/31/98) $12.47
Change in NAV                       +$4.28
Distributions (1/1/99-12/31/99)     Dividend Income             $0.4508
                                    Long-Term Capital Gain      $0.5253
                                    Short-Term Capital Gain     $0.3648
                                    -----------------------------------
                                    Total                       $1.3409

CLASS B
One-Year Total Return               45.17%
Net Asset Value (NAV)               (12/31/99) $16.66           (1/1/99)   $12.47
Change in NAV                       +$4.19
Distributions (1/1/99-12/31/99)     Dividend Income             $0.4323
                                    Long-Term Capital Gain      $0.5253
                                    Short-Term Capital Gain     $0.3648
                                    -----------------------------------
                                    Total                       $1.3224

CLASS C
One-Year Total Return               45.40%
Net Asset Value (NAV)               (12/31/99) $16.75           (12/31/98) $12.45
Change in NAV                       +$4.30
Distributions (1/1/99-12/31/99)     Dividend Income             $0.3516
                                    Long-Term Capital Gain      $0.5253
                                    Short-Term Capital Gain     $0.3648
                                    -----------------------------------
                                    Total                       $1.2417


Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF QUARTER ENDED 12/31/99


                                                                            INCEPTION
CLASS Z                                          1-YEAR        3-YEAR       (7/3/96)
-------------------------------------------------------------------------------------
Cumulative Total Return(1)                        46.81%        89.37%        117.04%

Average Annual Total Return(2)                    46.81%        23.72%         24.81%

Value of $10,000 Investment(3)                   $14,681       $18,937        $21,704

                                                                            INCEPTION
CLASS A                                          1-YEAR        3-YEAR       (11/1/96)
-------------------------------------------------------------------------------------
Cumulative Total Return(1)                        46.05%        86.50%         96.59%

Average Annual Total Return(2)                    37.66%        20.70%         21.53%

Value of $10,000 Investment(3)                   $13,766       $17,584        $18,533

                                                                            INCEPTION
CLASS B                                                       1-YEAR        (1/1/99)
-------------------------------------------------------------------------------------
Cumulative Total Return(1)                                      45.17%         45.17%

Average Annual Total Return(2)                                  41.17%         41.17%

Value of $10,000 Investment(3)                                 $14,117        $14,117

                                                                            INCEPTION
CLASS C                                          1-YEAR        3-YEAR       (11/1/96)
-------------------------------------------------------------------------------------
Cumulative Total Return(1)                        45.40%        83.70%         93.49%

Average Annual Total Return(2)                    42.90%        22.08%         22.80%

Value of $10,000 Investment(3)                   $14,290       $18,194        $19,155


(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

(3) These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.


--------------------------------------------------------------------------------
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic, and political climates of countries where the fund invests. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------



For updated performance figures, see the fund's "Prices and Performance" on the Internet at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


Past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN
12/31/99

CLASS Z
--------------------------------------
1-Year                          46.81%

3-Year                          23.72%

Since Inception (7/3/96)        24.81%


AVERAGE ANNUAL TOTAL RETURN
12/31/99

CLASS A
--------------------------------------
1-Year                          37.66%

3-Year                          20.70%

Since Inception (11/1/96)       21.53%


TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees and reinvested distributions. The unmanaged index differs from the fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

This graph compares the performance of Mutual European Fund - Class Z, as tracked by the growth in value of $10,000 investment, to that of the MSCI All Countries - Europe Index from 7/3/96-12/31/99.

                   MUTUAL          MSCI ALL
               EUROPEAN FUND       COUNTRIES
DATE             - CLASS Z         - EUROPE
----           -------------       ---------
07/03/1996        $10,000           $10,000
07/31/1996        $10,060           $ 9,893
08/31/1996        $10,430           $10,192
09/30/1996        $10,640           $10,400
10/31/1996        $10,840           $10,637
11/30/1996        $11,260           $11,172
12/31/1996        $11,461           $11,394
01/31/1997        $11,984           $11,469
02/28/1997        $12,236           $11,626
03/31/1997        $12,397           $11,994
04/30/1997        $12,376           $11,928
05/31/1997        $12,537           $12,444
06/30/1997        $12,960           $13,067
07/31/1997        $13,525           $13,669
08/31/1997        $13,282           $12,901
09/30/1997        $14,163           $14,169
10/31/1997        $13,627           $13,473
11/30/1997        $13,768           $13,674
12/31/1997        $14,115           $14,217
01/31/1998        $14,350           $14,727
02/28/1998        $15,134           $15,879
03/31/1998        $16,221           $17,014
04/30/1998        $16,635           $17,382
05/31/1998        $17,218           $17,653
06/30/1998        $16,826           $17,826
07/31/1998        $16,691           $18,209
08/31/1998        $14,792           $15,838
09/30/1998        $13,433           $15,205
10/31/1998        $13,825           $16,426
11/30/1998        $14,723           $17,321
12/31/1998        $14,783           $18,081
01/31/1999        $14,819           $17,991
02/28/1999        $15,007           $17,554
03/31/1999        $15,349           $17,757
04/30/1999        $16,245           $18,310
05/31/1999        $16,281           $17,466
06/30/1999        $16,847           $17,764
07/31/1999        $16,871           $17,958
08/31/1999        $17,026           $18,148
09/30/1999        $17,026           $18,019
10/31/1999        $17,575           $18,672
11/30/1999        $19,054           $19,194
12/31/1999        $21,704           $21,218

This graph compares the performance of Mutual European Fund - Class A, as tracked by the growth in value of a $10,000 investment, to that of the MSCI All Countries - Europe Index from 11/1/96-12/31/99.

                   MUTUAL          MSCI ALL
               EUROPEAN FUND       COUNTRIES
DATE            - CLASS A          - EUROPE
----           -------------       ---------
11/01/1996        $ 9,425           $10,000
11/30/1996        $ 9,781           $10,503
12/31/1996        $ 9,953           $10,712
01/31/1997        $10,408           $10,783
02/28/1997        $10,619           $10,930
03/31/1997        $10,759           $11,276
04/30/1997        $10,741           $11,214
05/31/1997        $10,873           $11,699
06/30/1997        $11,240           $12,284
07/31/1997        $11,723           $12,851
08/31/1997        $11,512           $12,128
09/30/1997        $12,269           $13,321
10/31/1997        $11,802           $12,667
11/30/1997        $11,917           $12,855
12/31/1997        $12,215           $13,366
01/31/1998        $12,419           $13,846
02/28/1998        $13,080           $14,928
03/31/1998        $14,003           $15,996
04/30/1998        $14,353           $16,341
05/31/1998        $14,858           $16,596
06/30/1998        $14,518           $16,759
07/31/1998        $14,374           $17,119
08/31/1998        $12,737           $14,890
09/30/1998        $11,559           $14,295
10/31/1998        $11,888           $15,442
11/30/1998        $12,657           $16,284
12/31/1998        $12,712           $16,999
01/31/1999        $12,742           $16,914
02/28/1999        $12,895           $16,503
03/31/1999        $13,180           $16,694
04/30/1999        $13,955           $17,213
05/31/1999        $13,965           $16,420
06/30/1999        $14,443           $16,701
07/31/1999        $14,463           $16,883
08/31/1999        $14,597           $17,062
09/30/1999        $14,587           $16,941
10/31/1999        $15,051           $17,554
11/30/1999        $16,309           $18,045
12/31/1999        $18,533           $19,947


              Past performance does not guarantee future results.

This graph compares the performance of Mutual European Fund - Class B, as tracked by the growth in value of a $10,000 investment, to that of the MSCI All Countries - Europe Index from 1/1/99-12/31/99.

                 MUTUAL          MSCI ALL
              EUROPEAN FUND      COUNTRIES
DATE            - CLASS B        - EUROPE
----          -------------      ---------
01/01/1999        $10,000         $10,000
01/31/1999        $10,016         $ 9,950
02/28/1999        $10,136         $ 9,708
03/31/1999        $10,361         $ 9,821
04/30/1999        $10,954         $10,126
05/31/1999        $10,962         $ 9,659
06/30/1999        $11,334         $ 9,825
07/31/1999        $11,342         $ 9,932
08/31/1999        $11,439         $10,037
09/30/1999        $11,431         $ 9,966
10/31/1999        $11,788         $10,326
11/30/1999        $12,770         $10,616
12/31/1999        $14,117         $11,735

This graph compares the performance of Mutual European Fund - Class C, as tracked by the growth in value of a $10,000 investment, to that of the MSCI All Countries - Europe Index from 11/1/96-12/31/99.

                 MUTUAL          MSCI ALL
              EUROPEAN FUND      COUNTRIES
DATE            - CLASS C         - EUROPE
----          -------------      ---------
11/01/1996        $ 9,900         $10,000
11/30/1996        $10,265         $10,503
12/31/1996        $10,447         $10,712
01/31/1997        $10,915         $10,783
02/28/1997        $11,136         $10,930
03/31/1997        $11,264         $11,276
04/30/1997        $11,246         $11,214
05/31/1997        $11,374         $11,699
06/30/1997        $11,750         $12,284
07/31/1997        $12,246         $12,851
08/31/1997        $12,016         $12,128
09/30/1997        $12,799         $13,321
10/31/1997        $12,310         $12,667
11/30/1997        $12,430         $12,855
12/31/1997        $12,733         $13,366
01/31/1998        $12,937         $13,846
02/28/1998        $13,638         $14,928
03/31/1998        $14,604         $15,996
04/30/1998        $14,960         $16,341
05/31/1998        $15,477         $16,596
06/30/1998        $15,112         $16,759
07/31/1998        $14,972         $17,119
08/31/1998        $13,250         $14,890
09/30/1998        $12,019         $14,295
10/31/1998        $12,363         $15,442
11/30/1998        $13,155         $16,284
12/31/1998        $13,199         $16,999
01/31/1999        $13,220         $16,914
02/28/1999        $13,378         $16,503
03/31/1999        $13,675         $16,694
04/30/1999        $14,460         $17,213
05/31/1999        $14,470         $16,420
06/30/1999        $14,964         $16,701
07/31/1999        $14,974         $16,883
08/31/1999        $15,103         $17,062
09/30/1999        $15,093         $16,941
10/31/1999        $15,563         $17,554
11/30/1999        $16,858         $18,045
12/31/1999        $19,155         $19,947


AVERAGE ANNUAL TOTAL RETURN
12/31/99

CLASS B
------------------------------------
1-Year                        41.17%

Since Inception (1/1/99)      41.17%





AVERAGE ANNUAL TOTAL RETURN
12/31/99

CLASS C
--------------------------------------
1-Year                          42.90%

3-Year                          22.08%

Since Inception (11/1/96)       22.80%



*Source: Standard & Poor's Micropal. The MSCI All Countries - Europe Index represents 21 developed and emerging markets in Europe. The 15 European countries classified as developed are Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the U.K. The six European countries classified as emerging markets are the Czech Republic, Greece, Hungary, Poland, Russia, and Turkey. The MSCI Indexes define the local market for each country by constructing a matrix of all listed securities, sorting the matrix by industry, and seeking to capture 60% of the market capitalization for each group by selecting the most investable stocks in each industry. The index applies full market capitalization weights to each included stock. Change in value measures price appreciation only and includes reinvested dividends.



Past performance does not guarantee future results.

MUTUAL EUROPEAN FUND
Financial Highlights

                                                                                  CLASS Z
                                                                --------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                                --------------------------------------------
                                                                 1999++       1998       1997++      1996+
                                                                --------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................      $12.54      $12.60      $11.39      $10.00
                                                                --------------------------------------------
Income from investment operations:
 Net investment income......................................         .24         .31         .33         .06
 Net realized and unrealized gains..........................        5.50         .33        2.28        1.40
                                                                --------------------------------------------
Total from investment operations............................        5.74         .64        2.61        1.46
                                                                --------------------------------------------
Less distributions from:
 Net investment income......................................        (.50)       (.34)       (.84)       (.05)
 Net realized gains.........................................        (.89)       (.36)       (.56)       (.02)
                                                                --------------------------------------------
Total distributions.........................................       (1.39)       (.70)      (1.40)       (.07)
                                                                --------------------------------------------
Net asset value, end of year................................      $16.89      $12.54      $12.60      $11.39
                                                                ============================================
Total Return*...............................................      46.81%       4.74%      23.16%      14.61%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $524,109    $483,873    $546,780    $450,495
Ratios to average net assets:
 Expenses(a)................................................       1.05%       1.05%       1.02%       1.09%**
 Expenses, excluding waiver and payments by affiliate(a)....       1.09%       1.05%       1.05%       1.15%**
 Net investment income......................................       1.69%       2.02%       2.53%       1.87%**
Portfolio turnover rate.....................................     127.05%      97.62%      98.12%      36.75%

(a)Excluding dividend expense on securities sold short,
   the ratios of expenses and expenses, excluding
   waiver and payments by affiliate to average net
   assets would have been:
   Expenses.................................................       1.04%       1.05%       1.02%       1.09%**
   Expenses, excluding waiver and payments by affiliate.....       1.08%       1.05%       1.05%       1.15%**

*Total return is not annualized.
**Annualized.
+For the period July 3, 1996 (commencement of operations) to December 31, 1996. ++Based on average weighted shares outstanding.
 10

MUTUAL EUROPEAN FUND
Financial Highlights (continued)

                                                                                 CLASS A
                                                                -----------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                                -----------------------------------------
                                                                 1999++       1998      1997++     1996+
                                                                -----------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................      $12.47      $12.56     $11.38    $10.84
                                                                -----------------------------------------
Income from investment operations:
 Net investment income......................................         .19         .27        .24       .03
 Net realized and unrealized gains..........................        5.43         .29       2.31       .58
                                                                -----------------------------------------
Total from investment operations............................        5.62         .56       2.55       .61
                                                                -----------------------------------------
Less distributions from:
 Net investment income......................................        (.45)       (.29)      (.81)     (.05)
 Net realized gains.........................................        (.89)       (.36)      (.56)     (.02)
                                                                -----------------------------------------
Total distributions.........................................       (1.34)       (.65)     (1.37)     (.07)
                                                                -----------------------------------------
Net asset value, end of year................................      $16.75      $12.47     $12.56    $11.38
                                                                =========================================
Total Return*...............................................      46.05%       4.15%     22.61%     5.61%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $177,217    $170,486    $93,231    $9,200
Ratios to average net assets:
 Expenses(a)................................................       1.40%       1.40%      1.37%     1.32%**
 Expenses, excluding waiver and payments by affiliate(a)....       1.44%       1.40%      1.39%     1.42%**
 Net investment income......................................       1.36%       1.68%      1.84%     1.44%**
Portfolio turnover rate.....................................     127.05%      97.62%     98.12%    36.75%

(a)Excluding dividend expense on securities sold short, the
   ratios of expenses and expenses, excluding waiver and
   payments by affiliate to average net assets would have
   been:
 Expenses...................................................       1.39%       1.40%      1.37%     1.32%**
 Expenses, excluding waiver and payments by affiliate.......       1.43%       1.40%      1.39%     1.42%**

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996. ++Based on average weighted shares outstanding.

MUTUAL EUROPEAN FUND
Financial Highlights (continued)

                                                                     CLASS B
                                                                ------------------
                                                                    YEAR ENDED
                                                                DECEMBER 31, 1999+
                                                                ------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................          $12.47
                                                                     -------
Income from investment operations:
 Net investment income......................................             .01
 Net realized and unrealized gains..........................            5.50
                                                                     -------
Total from investment operations............................            5.51
                                                                     -------
Less distributions from:
 Net investment income......................................            (.43)
 Net realized gains.........................................            (.89)
                                                                     -------
Total distributions.........................................           (1.32)
                                                                     -------
Net asset value, end of year................................          $16.66
                                                                     =======
Total Return*...............................................          45.17%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................          $1,039
Ratios to average net assets:
 Expenses(a)................................................           2.05%
 Expenses, excluding waiver and payments by affiliate(a)....           2.09%
 Net investment income......................................            .04%
Portfolio turnover rate.....................................         127.05%

(a)Excluding dividend expense on securities sold short, the
   ratios of expenses and expenses, excluding waiver and
   payments by affiliate to average net assets would have
   been:
Expenses....................................................           2.04%
Expenses, excluding waiver and payments by affiliate........           2.08%

*Total return does not reflect the contingent deferred sales charge and is not annualized.
+Effective date of Class B shares was January 1, 1999. Based on average weighted shares outstanding.
 12

MUTUAL EUROPEAN FUND
Financial Highlights (continued)

                                                                                CLASS C
                                                                ----------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                                ----------------------------------------
                                                                 1999++      1998      1997++     1996+
                                                                ----------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................      $12.45     $12.52     $11.38    $10.84
                                                                ----------------------------------------
Income from investment operations:
 Net investment income......................................         .10        .21        .13       .02
 Net realized and unrealized gains..........................        5.44        .31       2.33       .58
                                                                ----------------------------------------
Total from investment operations............................        5.54        .52       2.46       .60
                                                                ----------------------------------------
Less distributions from:
 Net investment income......................................        (.35)      (.23)      (.76)     (.04)
 Net realized gains.........................................        (.89)      (.36)      (.56)     (.02)
                                                                ----------------------------------------
Total distributions.........................................       (1.24)      (.59)     (1.32)     (.06)
                                                                ----------------------------------------
Net asset value, end of year................................      $16.75     $12.45     $12.52    $11.38
                                                                ========================================
Total Return*...............................................      45.40%      3.74%     21.79%     5.52%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $103,987    $96,555    $49,174    $2,754
Ratios to average net assets:
 Expenses(a)................................................       2.04%      2.05%      2.02%     1.94%**
 Expenses, excluding waiver and payments by affiliate(a)....       2.08%      2.05%      2.05%     2.04%**
 Net investment income......................................        .71%      1.00%      1.03%      .79%**
Portfolio turnover rate.....................................     127.05%     97.62%     98.12%    36.75%

(a)Excluding dividend expense on securities sold short, the
   ratios of expenses and expenses, excluding waiver and
   payments by affiliate to average net assets would have
   been:
 Expenses...................................................       2.03%      2.05%      2.02%     1.94%**
 Expenses, excluding waiver and payments by affiliate.......       2.07%      2.05%      2.05%     2.04%**

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996. ++Based on average weighted shares outstanding.
                       See Notes to Financial Statements.

MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999

                                                                   COUNTRY           SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS 90.9%
AEROSPACE & MILITARY TECHNOLOGY 1.0%
*Finmeccanica SpA...........................................        Italy            6,446,400       $  7,956,596
                                                                                                     ------------
BANKING 1.7%
Banque Nationale de Paris...................................        France              85,000          7,838,518
BHW Holding AG..............................................       Germany             333,097          6,036,188
                                                                                                     ------------
                                                                                                       13,874,706
                                                                                                     ------------
BEVERAGES & TOBACCO 1.9%
Altadis SA, A...............................................        Spain              521,577          7,456,351
Wolverhampton & Dudley Breweries PLC........................    United Kingdom         872,348          7,556,580
                                                                                                     ------------
                                                                                                       15,012,931
                                                                                                     ------------
BROADCASTING & PUBLISHING 6.8%
*Modern Times Group AB......................................        Sweden             961,000         47,682,775
Publicis SA.................................................        France              19,400          7,324,071
                                                                                                     ------------
                                                                                                       55,006,846
                                                                                                     ------------
BUSINESS & PUBLIC SERVICES 9.1%
*Suez Lyonnaise des Eaux SA, Strip..........................        France              61,009                614
Suez Lyonnaise des Eaux SA..................................        France             293,267         46,973,502
Vivendi.....................................................        France             292,980         26,442,824
                                                                                                     ------------
                                                                                                       73,416,940
                                                                                                     ------------
CHEMICALS .4%
Laporte PLC.................................................    United Kingdom         390,100          3,435,921
                                                                                                     ------------
CONSTRUCTION & HOUSING 4.8%
Groupe GTM..................................................        France             273,618         26,582,238
NCC AB......................................................        Sweden           1,031,200         12,003,386
                                                                                                     ------------
                                                                                                       38,585,624
                                                                                                     ------------
ELECTRICAL & ELECTRONICS 5.0%
*Perlos OYJ.................................................       Finland             921,050         32,454,193
Racal Electronics PLC.......................................    United Kingdom         696,350          6,318,996
*Thomson Multimedia.........................................        France              22,200          1,195,711
                                                                                                     ------------
                                                                                                       39,968,900
                                                                                                     ------------
ENERGY SOURCES 2.2%
Atlantic Richfield Co. .....................................    United States           58,950          5,099,175
Total Fina SA, B............................................        France              95,311         12,713,891
                                                                                                     ------------
                                                                                                       17,813,066
                                                                                                     ------------

MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (CONT.)

                                                                   COUNTRY           SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
FINANCIAL SERVICES .9%
Espirito Santo Financial Group SA, ADR......................       Portugal            316,800       $  4,989,600
Irish Life & Permanent PLC..................................    Irish Republic         213,900          2,056,831
                                                                                                     ------------
                                                                                                        7,046,431
                                                                                                     ------------
HEALTH & PERSONAL CARE 7.1%
Aventis SA..................................................        France             983,250         57,116,204
                                                                                                     ------------
INDUSTRIAL COMPONENTS 1.1%
Mannesmann AG...............................................       Germany              36,300          8,785,382
                                                                                                     ------------
MACHINERY & ENGINEERING 5.4%
Invensys PLC................................................    United Kingdom       4,972,642         26,760,990
*Sulzer AG..................................................     Switzerland             9,450          6,141,758
Uponor OYJ..................................................       Finland             597,820         10,592,602
                                                                                                     ------------
                                                                                                       43,495,350
                                                                                                     ------------
MERCHANDISING 2.4%
Sonae SGPS SA...............................................       Portugal            381,083         20,103,442
                                                                                                     ------------
MULTI-INDUSTRY 37.1%
Atle AB.....................................................        Sweden             486,200          7,946,126
*Brierley Investments Ltd. .................................     New Zealand        47,491,514          9,925,704
Cir Cie Industriali Riunite SpA Torino......................        Italy            8,954,600         23,592,256
Cir Cie Industriali Riunite SpA Torino, di Risp.............        Italy            9,720,000         22,017,517
Compagnie Financiere Richemont AG, Br., A...................     Switzerland             1,050          2,505,495
Compagnie Generale D'Industrie et de Participation..........        France             412,404         26,987,073
Corporacion Financiera Alba SA..............................        Spain            1,167,301         39,908,932
Investor AB, A..............................................        Sweden           1,156,300         16,450,594
Investor AB, B..............................................        Sweden           1,718,600         24,248,325
Invik & Co. AB, B...........................................        Sweden             256,186         30,423,029
Kinnevik AB, B..............................................        Sweden             710,000         22,038,801
Lagardere SCA...............................................        France           1,116,572         60,701,589
Williams PLC................................................    United Kingdom       2,731,200         12,491,388
                                                                                                     ------------
                                                                                                      299,236,829
                                                                                                     ------------
REAL ESTATE .6%
*Canary Wharf Group PLC.....................................    United Kingdom         399,000          2,472,914
Castellum AB................................................        Sweden              67,700            660,682
(R)*Security Capital European Realty........................    United States          127,500          1,836,956
                                                                                                     ------------
                                                                                                        4,970,552
                                                                                                     ------------
TELECOMMUNICATIONS 1.5%
Portugal Telecom SA.........................................       Portugal          1,095,500         12,010,465
                                                                                                     ------------

MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (CONT.)

                                                                   COUNTRY           SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
TRANSPORTATION 1.9%
Koninklijke Nedlloyd Groep NV...............................     Netherlands           154,820       $  4,333,027
Railtrack Group PLC.........................................    United Kingdom         679,300         11,142,904
                                                                                                     ------------
                                                                                                       15,475,931
                                                                                                     ------------
TOTAL COMMON STOCKS (COST $510,186,810).....................                                          733,312,116
                                                                                                     ------------
                                                                                   PRINCIPAL
                                                                                    AMOUNT**
                                                                                    --------
CORPORATE BONDS & NOTES 1.0%
Eurotunnel Finance Ltd.:
  Equity Note, 12/31/03.....................................    United Kingdom         959,692GBP         666,916
  Participating Loan Note, 4/30/40..........................    United Kingdom         210,000GBP         142,541
Eurotunnel PLC:
  12/31/18, Tier 2..........................................    United Kingdom       1,412,152GBP       1,586,124
  12/31/25, Tier 3..........................................    United Kingdom       1,656,083GBP       1,512,172
  12/31/50, Resettable Advance R5...........................    United Kingdom         742,924GBP         402,217
  Stabilization Advance S8, Tier 1..........................    United Kingdom         569,673GBP         220,957
  Stabilization Advance S8, Tier 2..........................    United Kingdom         423,835GBP         136,993
Eurotunnel SA:
  12/31/18, Tier 2 (Pibor)..................................        France             302,908EUR         210,416
  12/31/25, Tier 3 (Pibor)..................................        France             345,448EUR         193,017
  12/31/18, Tier 2 (Libor)..................................        France           1,738,825EUR       1,207,882
  12/31/25, Tier 3 (Libor)..................................        France           1,931,363EUR       1,079,136
  12/31/50, Resettable Advance R4...........................        France           1,389,401EUR         461,595
  Stabilization Advance S7, Tier 1 (Pibor)..................        France             382,922EUR          92,521
  Stabilization Advance S6, Tier 1 (Pibor)..................        France             173,435EUR          41,905
  Stabilization Advance S6, Tier 2..........................        France             498,547EUR         100,382
                                                                                                     ------------
TOTAL BONDS (COST $10,275,557)..............................                                            8,054,774
                                                                                                     ------------
BONDS & NOTES IN REORGANIZATION (COST $882,586) .1%
*Koninklijke Ned Vlieg Fokker NV, Trade Claim...............     Netherlands         3,122,440EUR         911,615
                                                                                                     ------------
GOVERNMENT AGENCIES 4.3%
Federal Home Loan Bank, 4.90% to 5.77%, with maturities to
  12/15/00..................................................    United States        8,432,000          8,138,866
Federal Home Loan Mortgage Corp., 5.58% to 5.79%, with
  maturities to 8/03/00.....................................    United States       10,500,000         10,167,905
Fannie Mae, 5.55% to 5.62% with maturities to 12/04/00......    United States       17,000,000         16,206,669
                                                                                                     ------------
TOTAL GOVERNMENT AGENCIES (COST $34,532,143)................                                           34,513,440
                                                                                                     ------------
TOTAL INVESTMENTS (COST $555,877,096) 96.3%.................                                          776,791,945
SECURITIES SOLD SHORT (.5%).................................                                           (3,944,281)
NET EQUITY IN FORWARD CONTRACTS 2.0%........................                                           15,851,818
OTHER ASSETS, LESS LIABILITIES 2.2%.........................                                           17,652,468
                                                                                                     ------------
TOTAL NET ASSETS 100.0%.....................................                                         $806,351,950
                                                                                                     ============

MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (CONT.)

SECURITIES SOLD SHORT (PROCEEDS $3,780,585)
                         ISSUER                                COUNTRY       SHARES      VALUE
-------------------------------------------------------------------------------------------------
*BP Amoco PLC, ADR......................................    United Kingdom    66,500   $3,944,281
                                                                                       ==========

CONTRACTS FOR DIFFERENCES                                                                      VALUE AT       UNREALIZED
                         ISSUER                                 COUNTRY          SHARES        12/31/99       GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------
*BP Amoco PLC, cfd. 5.18.................................    United Kingdom       48,000      $  483,669       $ (81,941)
*BP Amoco PLC, cfd. 5.47.................................    United Kingdom       17,400         175,330         (21,442)
*BP Amoco PLC, cfd. 5.565................................    United Kingdom       13,000         130,994         (14,076)
*BP Amoco PLC, cfd. 5.65.................................    United Kingdom       33,200         334,538         (31,410)
*BP Amoco PLC, cfd. 5.71.................................    United Kingdom        7,900          79,604          (6,703)
*BP Amoco PLC, cfd. 6.23317..............................    United Kingdom       33,400         336,553             (97)
*BP Amoco PLC, cfd. 6.24797..............................    United Kingdom       25,000         251,911             525
                                                                                              ---------------------------
TOTAL CONTRACTS FOR DIFFERENCES..........................                                     $1,792,599       $(155,144)
                                                                                              ===========================

CURRENCY ABBREVIATIONS:

GBP -- British Pound
EUR -- European Unit

*Non-income producing.
**Securities denominated in U.S. dollars unless otherwise indicated.
(R)Restricted securities (see note 6).
                       See Notes to Financial Statements.

MUTUAL EUROPEAN FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

Assets:
 Investments in securities, at value:
  Unaffiliated issuers (Cost $555,877,096)..................    $776,791,945
 Cash.......................................................       9,493,946
 Receivables:
  Investment securities sold................................       8,672,664
  Capital shares sold.......................................       2,864,268
  Dividends and interest....................................       1,939,553
  From affiliates...........................................          21,237
 Unrealized gain on forward exchange contracts (Note 7).....      16,546,449
 Deposits with broker for securities sold short.............       3,807,343
                                                                ------------
      Total assets..........................................     820,137,405
                                                                ------------
Liabilities:
 Payables:
  Investment securities purchased...........................       6,358,745
  Capital shares redeemed...................................       1,018,490
  To affiliates.............................................         846,695
 Securities sold short, at value (proceeds $3,780,585)......       3,944,281
 Unrealized loss on forward exchange contracts (Note 7).....         694,631
 Due to broker-variation margin.............................         809,950
 Accrued expenses...........................................         112,663
                                                                ------------
      Total liabilities.....................................      13,785,455
                                                                ------------
Net assets, at value........................................    $806,351,950
                                                                ============
Net assets consist of:
 Undistributed net investment income........................    $  2,840,681
 Net unrealized appreciation................................     236,447,828
 Accumulated net realized gain..............................      19,844,610
 Capital shares.............................................     547,218,831
                                                                ------------
Net assets, at value........................................    $806,351,950
                                                                ============

MUTUAL EUROPEAN FUND
Financial Statements (continued)
STATEMENT OF ASSETS AND LIABILITIES (CONT.)

DECEMBER 31, 1999

CLASS Z:
 Net asset value and maximum offering price per share
   ($524,109,436 / 31,032,656 shares outstanding)...........          $16.89
                                                                ============
CLASS A:
 Net asset value per share ($177,217,172 / 10,580,861 shares
  outstanding)..............................................          $16.75
                                                                ============
 Maximum offering price per share ($16.75 / 94.25%).........          $17.77
                                                                ============
CLASS B:
 Net asset value and maximum offering price per share
  ($1,038,755 / 62,355 shares outstanding)*.................          $16.66
                                                                ============
CLASS C:
 Net asset value per share ($103,986,587 / 6,209,138 shares
  outstanding)*.............................................          $16.75
                                                                ============
 Maximum offering price per share ($16.75 / 99.00%).........          $16.92
                                                                ============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.

MUTUAL EUROPEAN FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

Investment Income:
 (net of foreign taxes of $1,666,226)
 Dividends..................................................    $15,173,417
 Interest...................................................      3,742,510
                                                                -----------
      Total investment income...............................                   $ 18,915,927
Expenses:
 Management fees (Note 3)...................................      5,510,782
 Administrative fees (Note 3)...............................        531,497
 Distribution fees (Note 3)
  Class A...................................................        530,257
  Class B...................................................          3,725
  Class C...................................................        873,479
 Transfer agent fees (Note 3)...............................        961,057
 Custodian fees.............................................        144,362
 Reports to shareholders....................................        177,818
 Registration and filing fees...............................         31,732
 Professional fees..........................................         63,421
 Directors' fees and expenses...............................         18,845
 Dividends for securities sold short........................         60,409
 Other......................................................         13,205
                                                                -----------
      Total expenses........................................                      8,920,589
      Expenses waived/paid by affiliate (Note 3)............                       (281,511)
                                                                               ------------
            Net expenses....................................                      8,639,078
                                                                               ------------
            Net investment income...........................                     10,276,849
                                                                               ------------
Realized and unrealized gains:
 Net realized gain from:
  Investments...............................................     45,924,976
  Short sale transactions...................................     (4,155,585)
  Foreign currency transactions.............................     30,785,105
                                                                -----------
      Net realized gain.....................................                     72,554,496
 Net unrealized appreciation on:
  Investments...............................................    168,503,009
  Translation of assets and liabilities denominated in
    foreign currencies......................................     21,000,157
                                                                -----------
      Net unrealized appreciation...........................                    189,503,166
                                                                               ------------
Net realized and unrealized gain............................                    262,057,662
                                                                               ------------
Net increase in net assets resulting from operations........                   $272,334,511
                                                                               ============

                       See Notes to Financial Statements.
 20

MUTUAL EUROPEAN FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                    1999                1998
                                                                --------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $  10,276,849       $ 15,829,262
  Net realized gain from investments and foreign currency
   transactions.............................................       72,554,496          6,283,000
  Net unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities denominated in
   foreign currencies.......................................      189,503,166        (21,552,207)
                                                                --------------------------------
    Net increase in net assets resulting from operations....      272,334,511            560,055

 Distributions to shareholders from:
  Net investment income:
   Class Z..................................................      (15,264,276)       (13,601,975)
   Class A..................................................       (4,704,527)        (3,913,014)
   Class B..................................................          (18,795)                --
   Class C..................................................       (2,067,649)        (1,783,371)
  Net realized gains:
   Class Z..................................................      (26,024,392)       (17,368,914)
   Class A..................................................       (9,133,142)        (5,010,752)
   Class B..................................................          (48,119)                --
   Class C..................................................       (5,032,448)        (2,814,880)

 Capital share transactions (Note 2):
   Class Z..................................................      (95,520,868)       (43,585,595)
   Class A..................................................      (40,489,485)        91,968,786
   Class B..................................................          900,471                 --
   Class C..................................................      (19,493,558)        57,278,350
                                                                --------------------------------
    Net increase in net assets..............................       55,437,723         61,728,690

Net assets:
 Beginning of year..........................................      750,914,227        689,185,537
                                                                --------------------------------
 End of year................................................    $ 806,351,950       $750,914,227
                                                                ================================

Undistributed net investment income/ (Distributions in
 excess of net investment income) included in net assets:
 End of year................................................    $   2,840,681       $ (2,431,378)
                                                                ================================

                       See Notes to Financial Statements.

MUTUAL EUROPEAN FUND
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual European Fund (the Fund) is a separate, diversified series of Franklin Mutual Series Fund, Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation and income through a flexible policy of investing at least 65% of its invested assets in stocks and corporate debt securities of European countries. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

MUTUAL EUROPEAN FUND
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.) Common expenses incurred by the Series Fund are allocated among the funds comprising the Series Fund based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d. FORWARD EXCHANGE CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

e. OPTION CONTRACTS:

Options purchased are recorded as investments; options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

f. CONTRACTS FOR DIFFERENCES:

Short contracts for differences are contracts entered into between a broker and the Fund under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a short sale of the underlying security taken place. Upon entering into short contracts for differences, the Fund is required to pledge the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount ("initial margin"). Subsequent payments known as "variation margin", are made or received by the Funds periodically, depending on fluctuations in the value of the underlying security. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the contracts for difference and may realize a loss.

g. SECURITIES SOLD SHORT:

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

MUTUAL EUROPEAN FUND
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

g. SECURITIES SOLD SHORT (CONT.)
The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

h. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers four classes of shares: Class Z, Class A, Class B, and Class C shares. Effective January 1, 1999, Class I and Class II were renamed Class A, and Class C, respectively, and a fourth class of shares, Class B was established. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At December 31, 1999, there were 500 million Fund shares authorized ($0.001 par value) of which 200 million, 100 million, 100 million and 100 million were designated as Class Z, Class A, Class B and Class C shares, respectively. Transactions in the Fund's shares were as follows:

                                                                              YEAR ENDED DECEMBER 31,
                                                         -----------------------------------------------------------------
                                                                     1999                                 1998
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                           -----------------------------------------------------------
CLASS Z SHARES:
Shares sold............................................   13,762,604    $ 192,128,143          23,594,141    $ 332,563,913
Shares issued on reinvestment of distributions.........    1,923,918       30,020,664           1,732,106       23,749,949
Shares redeemed........................................  (23,231,916)    (317,669,675)        (30,159,934)    (399,899,457)
                                                         -----------------------------------------------------------------
Net decrease...........................................   (7,545,394)   $ (95,520,868)         (4,833,687)   $ (43,585,595)
                                                         =================================================================

MUTUAL EUROPEAN FUND
Notes to Financial Statements (continued)

2. CAPITAL STOCK (CONT.)

                                                                              YEAR ENDED DECEMBER 31,
                                                         -----------------------------------------------------------------
                                                                     1999                                 1998
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                         -----------------------------------------------------------------
CLASS A SHARES:
Shares sold............................................   38,967,288    $ 544,035,285          30,432,242    $ 417,377,402
Shares issued on reinvestment of distributions.........      800,603       12,410,393             579,768        7,868,775
Shares redeemed........................................  (42,855,796)    (596,935,163)        (24,763,667)    (333,277,391)
                                                         -----------------------------------------------------------------
Net increase (decrease)................................   (3,087,905)   $ (40,489,485)          6,248,343    $  91,968,786
                                                         =================================================================

                                                                  YEAR ENDED
                                                              DECEMBER 31, 1999+
                                                         ----------------------------
                                                           SHARES          AMOUNT
                                                         ----------------------------
CLASS B SHARES:
Shares sold............................................       60,497    $     868,716
Shares issued on reinvestment of distributions.........        4,208           65,370
Shares redeemed........................................       (2,350)         (33,615)
                                                         ----------------------------
Net increase...........................................       62,355    $     900,471
                                                         ============================

                                                                              YEAR ENDED DECEMBER 31,
                                                         -----------------------------------------------------------------
                                                                     1999                                 1998
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                           -----------------------------------------------------------
CLASS C SHARES:
Shares sold............................................    4,411,407    $  62,421,973           6,416,186    $  90,539,295
Shares issued on reinvestment of distributions.........      429,896        6,663,372             314,472        4,301,048
Shares redeemed........................................   (6,386,126)     (88,578,903)         (2,903,661)     (37,561,993)
                                                         -----------------------------------------------------------------
Net increase (decrease)................................   (1,544,823)   $ (19,493,558)          3,826,997    $  57,278,350
                                                         =================================================================

+Effective date of Class B shares was January 1, 1999.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Series Fund are also officers and/or directors of Franklin Mutual Advisers, Inc. (Franklin Mutual) and Franklin Templeton Services, Inc. (FT Services), the Fund's investment manager and administrative manager, respectively. Franklin/Templeton Investor Services, Inc. (Investor Services) and Franklin/Templeton Distributors, Inc. (Distributors) are the Fund's transfer agent and principal underwriter, respectively.

The Fund pays an investment management fee to Franklin Mutual of 0.80% per year of the average daily net assets of the Fund. Franklin Mutual agreed, through June 30, 2000, to limit the expense ratio of the Fund to be no higher than expected for the Fund's 1996 fiscal year, except that increases in expenses will be permitted if the Series Fund's Board of Directors determines that such expenses would have been higher had the merger between Franklin Mutual

MUTUAL EUROPEAN FUND
Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
and the Fund's former investment adviser not taken place. This expense limitation does not include items such as litigation expenses, interest, taxes, insurance, brokerage commissions, and expenses of an extraordinary nature. The expense reduction is set forth in the Statement of Operations.

The Fund pays its allocated share of an administrative fee to FT Services based on the Series Fund's aggregate average daily net assets as follows:

ANNUALIZE
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.35%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B, and Class C shares, respectively. Distributors received net commissions on sales of those Fund shares and received contingent deferred sales charges for the period of $33,935 and $137,779, respectively.

4. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

At December 31, 1999, the net unrealized appreciation based on the cost of investments for income tax purposes of $556,814,744 was as follows:

Unrealized appreciation.....................................  $226,662,996
Unrealized depreciation.....................................    (6,685,795)
                                                              ------------
Net unrealized appreciation.................................  $219,977,201
                                                              ============

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies, wash sales and foreign currency transactions.

MUTUAL EUROPEAN FUND
Notes to Financial Statements (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1999, aggregated $797,428,273 and $932,500,342, respectively.

Transactions in options written during the year ended December 31, 1999 were as follows:

                                                                   NUMBER
                                                                OF CONTRACTS    PREMIUM
                                                                ------------------------
Options outstanding at December 31, 1998....................          0         $      0
Options written.............................................         50           20,275
Options expired.............................................        (50)         (20,275)
                                                                ------------------------
Options outstanding at December 31, 1999....................          0         $      0
                                                                ========================

6. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at December 31, 1999 are as follows:

NUMBER OF                                                                    ACQUISITION
 SHARES                                ISSUER                                   DATE           VALUE
-------------------------------------------------------------------------------------------------------
 127,500    Security Capital European Realty............................       4/08/98       $1,836,956
                                                                                             ==========
TOTAL RESTRICTED SECURITIES (COST $2,550,000) (0.23% OF NET ASSETS)

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Fund has been a party to financial instruments with off-balance-sheet risk, primarily forward exchange contracts, in order to minimize the impact on the Fund from adverse changes in the relationship between the functional currency and foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contract.

MUTUAL EUROPEAN FUND
Notes to Financial Statements (continued)

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)
As of December 31, 1999, the Fund had the following forward exchange contracts outstanding:

                                                                                    IN           SETTLEMENT      UNREALIZED
CONTRACTS TO BUY:                                                              EXCHANGE FOR         DATE         GAIN/(LOSS)
 -----------------                                                           -----------------------------------------------
                                                                             U.S.$  1,146,200     1/18/00      U.S.$     3,708
     2,200,000       New Zealand Dollar..................................
                                                                                   10,266,045     1/20/00               37,651
     6,375,000       British Pounds......................................
                                                                                      233,370     3/10/00                  734
       369,774       Swiss Franc.........................................
                                                                                    3,650,918     3/24/00                6,308
     2,262,886       British Pounds......................................
                                                                                   ----------                        ---------
                                                                             U.S.$ 15,296,533                           48,401
                                                                                   ----------                        ---------
CONTRACTS TO SELL:
------------------
                                                                             U.S.$ 78,294,925     1/19/00            3,561,136
    74,120,898       European Unit.......................................
                                                                                   33,869,542     1/19/00            1,690,010
   273,327,203       Swedish Krona.......................................
                                                                                   16,229,182     1/20/00              103,988
     9,976,818       British Pounds......................................
                                                                                      661,652     2/17/00                1,531
       408,419       British Pounds......................................
                                                                                   31,718,411     2/17/00              927,036
   261,017,560       Swedish Krona.......................................
                                                                                   18,863,926     2/29/00              912,874
    17,750,000       European Unit.......................................
                                                                                    8,112,433     3/10/00               98,321
    12,658,529       Swiss Franc.........................................
                                                                                   64,410,499     3/10/00            3,486,362
    60,198,734       European Unit.......................................
                                                                                    6,596,440     3/10/00              199,930
    51,231,250       Norwegian Krone.....................................
                                                                                   33,216,390     3/17/00              457,238
   277,150,698       Swedish Krona.......................................
                                                                                   21,574,883     3/24/00              379,763
    13,114,354       British Pounds......................................
                                                                                   73,820,450     4/12/00            3,659,969
    69,162,706       European Unit.......................................
                                                                                   72,252,358     5/30/00              770,724
    70,227,179       European Unit.......................................
                                                                                   19,884,247     6/15/00               25,606
   167,065,858       Swedish Krona.......................................
                                                                                   24,889,417     6/19/00              223,560
    24,198,784       European Unit.......................................
                                                                                   ----------                        ---------
                                                                             U.S.$504,394,755                       16,498,048
                                                                                   ----------                        ---------
                                                                                                                    16,546,449
        Unrealized gain on forward exchange contracts....................
                                                                                                                     ---------
CONTRACTS TO BUY:
-----------------
                                                                             U.S.$  6,515,405     3/10/00             (118,894)
    51,231,250       Norwegian Krone.....................................
                                                                                   11,628,952     3/24/00              (42,103)
     7,169,293       British Pounds......................................
                                                                                      551,140     4/17/00                 (599)
       340,673       British Pounds......................................
                                                                                      584,592     5/22/00                 (575)
       361,440       British Pounds......................................
                                                                                   ----------                        ---------
                                                                             U.S.$ 19,280,089                         (162,171)
                                                                                   ----------                        ---------

MUTUAL EUROPEAN FUND
Notes to Financial Statements (continued)

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)

                                                                                    IN           SETTLEMENT      UNREALIZED
CONTRACTS TO SELL:                                                             EXCHANGE FOR         DATE         GAIN/(LOSS)
 ------------------                                                          -----------------------------------------------
                                                                             U.S.$ 46,669,460     1/18/00      U.S.$  (129,071)
    28,955,000       British Pounds......................................
                                                                                   10,301,292     1/18/00              (46,039)
    19,796,472       New Zealand Dollar..................................
                                                                                    6,013,648     1/20/00             (153,744)
     3,815,827       British Pounds......................................
                                                                                    5,755,726     2/17/00              (41,594)
     3,586,825       British Pounds......................................
                                                                                      563,056     3/10/00                 (168)
       889,629       Swiss Franc.........................................
                                                                                    1,132,288     3/10/00                  (56)
     1,118,862       European Unit.......................................
                                                                                      268,752     3/17/00               (1,212)
     2,283,962       Swedish Krona.......................................
                                                                                      549,794     4/17/00                 (747)
       340,673       British Pounds......................................
                                                                                      582,135     5/22/00               (1,882)
       361,440       British Pounds......................................
                                                                                    3,252,037     6/15/00              (15,891)
    27,492,274       Swedish Krona.......................................
                                                                                   52,478,622     6/19/00              (73,635)
    51,557,128       European Unit.......................................
                                                                                   ----------                        ---------
                                                                             U.S.$127,566,810                         (464,039)
                                                                                   ----------                        ---------
CONTRACTS TO BUY:
-----------------
                                                                               SEK 51,500,000     1/19/00              (68,421)
     5,945,646       European Unit.......................................
                                                                                    ---------                        ---------
                                                                                                                      (694,631)
        Unrealized loss on forward exchange contracts....................
                                                                                                                     ---------
                                                                                                               U.S.$15,851,818
            Net unrealized gain on forward exchange contracts............
                                                                                                                     ---------

8. CREDIT FACILITY

Certain Franklin Templeton Funds, including Mutual European Fund, are participants in a $750 million senior unsecured credit agreement for temporary borrowing purposes. The termination date of the agreement is March 1, 2000. Interest is calculated on the Fund's borrowings at market rates. At December 31, 1999, the Fund had not utilized this credit facility.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS
To the Board of Directors of Franklin Mutual Series Fund Inc. and
Shareholders of Mutual European Fund

We have audited the accompanying statement of assets and liabilities of Mutual European Fund, a portfolio of Franklin Mutual Series Fund Inc. ("Fund"), including the statement of investments, as of December 31, 1999, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers, or other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mutual European Fund, a portfolio of Franklin Mutual Series Fund Inc., at December 31, 1999, the results of its operations for the year then ended, and the changes in net assets and its financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                           [ERNST & YOUNG LLP SIGNATURE]

Boston, Massachusetts
January 28, 2000

FRANKLIN MUTUAL SERIES FUND, INC.
MUTUAL EUROPEAN FUND
Tax Designation

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $39,440,423 as a capital gain dividend for the fiscal year ended December 31, 1999.

At December 31, 1999, more than 50% of the Mutual European Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the fund on these investments. The Fund intends to make an election under Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

The following table provides a breakdown by country of foreign source income and foreign taxes paid, as designated by the Fund, to Class Z, Class A, Class B and Class C shareholders in December 1999.

                                    CLASS Z                             CLASS A                             CLASS B
                       ---------------------------------------------------------------------------------------------------------
                        FOREIGN TAX      FOREIGN SOURCE     FOREIGN TAX      FOREIGN SOURCE     FOREIGN TAX      FOREIGN SOURCE
COUNTRY                PAID PER SHARE   INCOME PER SHARE   PAID PER SHARE   INCOME PER SHARE   PAID PER SHARE   INCOME PER SHARE
--------------------------------------------------------------------------------------------------------------------------------
Austria..............     $0.0005           $0.0032           $0.0005           $0.0031           $0.0005           $0.0031
Belgium..............      0.0011            0.0067            0.0011            0.0064            0.0011            0.0064
Denmark..............      0.0003            0.0025            0.0003            0.0024            0.0003            0.0024
France...............      0.0091            0.0747            0.0091            0.0714            0.0091            0.0703
Germany..............      0.0008            0.0086            0.0008            0.0083            0.0008            0.0081
Italy................      0.0042            0.0837            0.0042            0.0800            0.0042            0.0788
Netherlands..........      0.0016            0.0079            0.0016            0.0075            0.0016            0.0074
Norway...............      0.0036            0.0213            0.0036            0.0203            0.0036            0.0200
Portugal.............      0.0000            0.0062            0.0000            0.0059            0.0000            0.0058
Spain................      0.0004            0.0024            0.0004            0.0023            0.0004            0.0022
Sweden...............      0.0070            0.0518            0.0070            0.0495            0.0070            0.0487
Switzerland..........      0.0000            0.0016            0.0000            0.0015            0.0000            0.0015
United Kingdom.......      0.0083            0.0657            0.0083            0.0628            0.0083            0.0619
                       ---------------------------------------------------------------------------------------------------------
TOTAL................     $0.0369           $0.3363           $0.0369           $0.3214           $0.0369           $0.3166
                       =========================================================================================================

                                    CLASS C
                       ---------------------------------
                        FOREIGN TAX      FOREIGN SOURCE
COUNTRY                PAID PER SHARE   INCOME PER SHARE
---------------------  ---------------------------------
Austria..............     $0.0005           $0.0028
Belgium..............      0.0011            0.0058
Denmark..............      0.0003            0.0022
France...............      0.0091            0.0649
Germany..............      0.0008            0.0075
Italy................      0.0042            0.0727
Netherlands..........      0.0016            0.0068
Norway...............      0.0036            0.0185
Portugal.............      0.0000            0.0054
Spain................      0.0004            0.0021
Sweden...............      0.0070            0.0449
Switzerland..........      0.0000            0.0014
United Kingdom.......      0.0083            0.0571
---------------------------------------------------
TOTAL................     $0.0369           $0.2921
===================================================

In January 2000, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 1999. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

ANNUAL REPORT

CHAIRMAN OF THE BOARD
Michael F. Price

OFFICERS
Peter A. Langerman
Robert L. Friedman
Jeffrey Altman
Raymond Garea
Lawrence Sondike
David J. Winters

AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

INVESTMENT MANAGER
Franklin Mutual Advisers, LLC
51 John F. Kennedy Parkway
Short Hills, NJ 07078

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
www.franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301 - (Class A, B, & C)
1-800/448-FUND - (Class Z)

This report must be preceded or accompanied by the current Mutual European Fund prospectus, which contains more complete information including risk factors, charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


478 A99 02/00

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